                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2004
                            (FLEXIBLE VALUE ANNUITY)


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                          PROSPECTUS DATED MAY 1, 2000
                                 (SECURANNUITY)


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
                       PROSPECTUS DATED NOVEMBER 6, 1996
                               (ULTIMATE ANNUITY)

This Supplement revises information contained in the prospectus dated May 1, 2004 (as supplemented) for the Flexible Value Variable Annuity contract, the prospectus dated May 1, 2000 (as supplemented) for the SecurAnnuity Variable Annuity contract, and the prospectus dated November 6, 1996 (as supplemented) for the Ultimate Annuity Variable Annuity contract issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.


The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.


MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                             Minimum  Maximum
                                                                           --------- --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees,   0.26%     1.10%
distribution and/or service (12b-1) fees, and other expenses)

FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                   DISTRIBUTION               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                      AND/OR                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                      MANAGEMENT      SERVICE       OTHER       AND      OPERATING      EXPENSE      OPERATING
FUND                                      FEE      (12B-1) FEES   EXPENSES    EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------ ------------ -------------- ---------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2
 American Funds Global Small            0.70%         0.25%        0.04%        --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund             0.33%         0.25%        0.02%        --        0.60%           --          0.60%

 American Funds Growth-Income Fund      0.26%         0.25%        0.02%        --        0.53%           --          0.53%


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
FUND                                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio         0.75%          --          0.04%

 Invesco Small Cap Growth Portfolio            0.85%          --          0.03%

 MFS(R) Research International Portfolio       0.69%          --          0.05%

 Morgan Stanley Mid Cap Growth                 0.65%          --          0.04%
  Portfolio

 PIMCO Total Return Portfolio                  0.48%          --          0.08%

 T. Rowe Price Large Cap Value Portfolio       0.57%          --          0.02%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio               0.33%          --          0.18%

 BlackRock Capital Appreciation Portfolio      0.69%          --          0.03%

 Brighthouse/Artisan Mid Cap Value             0.82%          --          0.03%
  Portfolio

 Brighthouse/Wellington Core Equity            0.70%          --          0.02%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio        0.25%          --          0.03%

 MetLife Mid Cap Stock Index Portfolio         0.25%          --          0.04%

 MetLife MSCI EAFE(R) Index Portfolio          0.30%          --          0.07%

 MetLife Russell 2000(R) Index Portfolio       0.25%          --          0.06%

 MetLife Stock Index Portfolio                 0.25%          --          0.02%

 MFS(R) Total Return Portfolio                 0.56%          --          0.05%

 MFS(R) Value Portfolio                        0.62%          --          0.02%

 Neuberger Berman Genesis Portfolio            0.81%          --          0.04%

 T. Rowe Price Large Cap Growth                0.60%          --          0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                0.47%          --          0.03%
  Portfolio

 Western Asset Management Strategic            0.56%          --          0.04%
  Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP           0.79%          --          0.31%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                       0.49%          --          0.12%

 Contrafund(R) Portfolio                       0.54%          --          0.08%

 Government Money Market Portfolio             0.18%          --          0.08%

 Growth Portfolio                              0.54%          --          0.10%

T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.
 T. Rowe Price Government Money Fund           0.29%          --          0.15%

T. ROWE PRICE GROWTH STOCK FUND,               0.51%          --          0.16%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund        0.64%          --          0.18%

THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio              0.81%          --          0.19%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
FUND                                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
 Brighthouse Small Cap Value Portfolio        0.07%       0.86%         0.01%         0.85%

 Invesco Small Cap Growth Portfolio             --        0.88%         0.02%         0.86%

 MFS(R) Research International Portfolio        --        0.74%         0.10%         0.64%

 Morgan Stanley Mid Cap Growth                  --        0.69%         0.02%         0.67%
  Portfolio

 PIMCO Total Return Portfolio                   --        0.56%         0.03%         0.53%

 T. Rowe Price Large Cap Value Portfolio        --        0.59%         0.03%         0.56%

BRIGHTHOUSE FUNDS TRUST II -- CLASS A
 BlackRock Bond Income Portfolio                --        0.51%           --          0.51%

 BlackRock Capital Appreciation Portfolio       --        0.72%         0.09%         0.63%

 Brighthouse/Artisan Mid Cap Value              --        0.85%         0.05%         0.80%
  Portfolio

 Brighthouse/Wellington Core Equity             --        0.72%         0.11%         0.61%
  Opportunities Portfolio

 MetLife Aggregate Bond Index Portfolio         --        0.28%         0.01%         0.27%

 MetLife Mid Cap Stock Index Portfolio        0.01%       0.30%           --          0.30%

 MetLife MSCI EAFE(R) Index Portfolio         0.01%       0.38%           --          0.38%

 MetLife Russell 2000(R) Index Portfolio      0.01%       0.32%           --          0.32%

 MetLife Stock Index Portfolio                  --        0.27%         0.01%         0.26%

 MFS(R) Total Return Portfolio                  --        0.61%           --          0.61%

 MFS(R) Value Portfolio                         --        0.64%         0.06%         0.58%

 Neuberger Berman Genesis Portfolio             --        0.85%         0.01%         0.84%

 T. Rowe Price Large Cap Growth                 --        0.62%         0.05%         0.57%
  Portfolio

 T. Rowe Price Small Cap Growth                 --        0.50%           --          0.50%
  Portfolio

 Western Asset Management Strategic             --        0.60%         0.06%         0.54%
  Bond Opportunities Portfolio

DEUTSCHE VARIABLE SERIES I -- CLASS A
 Deutsche CROCI(R) International VIP            --        1.10%         0.20%         0.90%

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
 Asset Manager Portfolio                      0.02%       0.63%           --          0.63%

 Contrafund(R) Portfolio                        --        0.62%           --          0.62%

 Government Money Market Portfolio              --        0.26%           --          0.26%

 Growth Portfolio                               --        0.64%           --          0.64%

T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.
 T. Rowe Price Government Money Fund            --        0.44%         0.04%         0.40%

T. ROWE PRICE GROWTH STOCK FUND,                --        0.67%           --          0.67%
 INC.
T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.
 T. Rowe Price International Stock Fund         --        0.82%           --          0.82%

THE ALGER PORTFOLIOS -- CLASS I-2
 Alger Small Cap Growth Portfolio               --        1.00%           --          1.00%


The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.



DESCRIPTION OF THE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND THE SERVICE PROVIDERS


THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


THE FUNDS

The following Funds are available under the Contract. CERTAIN FUNDS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX B CONTAINS A LIST OF THE FUNDS AVAILABLE WITH YOUR CONTRACT. You should read the prospectuses for these Funds carefully before investing. You can obtain copies of the Fund prospectuses by calling or writing to us at: Brighthouse Life Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


Your available Funds are:


                  FUND                             INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
---------------------------------------- --------------------------------------- ---------------------------------------
 AMERICAN FUNDS INSURANCE
 SERIES(R) -- CLASS 2

 American Funds Global Small             Seeks long-term growth of capital.      Capital Research and Management
 Capitalization Fund                                                             CompanySM
 American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                 CompanySM
 American Funds Growth-Income Fund       Seeks long-term growth of capital and   Capital Research and Management
                                         income.                                 CompanySM
 BRIGHTHOUSE FUNDS TRUST I
  -- CLASS A

 Brighthouse Small Cap Value Portfolio   Seeks long-term capital appreciation.   Brighthouse Investment Advisers, LLC
                                                                                 Subadvisers: Delaware Investments Fund
                                                                                 Advisers; Wells Capital Management
                                                                                 Incorporated
 Invesco Small Cap Growth Portfolio      Seeks long-term growth of capital.      Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.

                    FUND                                   INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 MFS(R) Research International Portfolio    Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth              Seeks capital appreciation.
 Portfolio
 PIMCO Total Return Portfolio               Seeks maximum total return, consistent with
                                            the preservation of capital and prudent
                                            investment management.
 T. Rowe Price Large Cap Value Portfolio    Seeks long-term capital appreciation by
                                            investing in common stocks believed to be
                                            undervalued. Income is a secondary
                                            objective.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio   Seeks long-term growth of capital.
 Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.
 Portfolio
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio                    over time and, secondarily, long-term capital
                                            appreciation and current income.
 MetLife Aggregate Bond Index Portfolio     Seeks to track the performance of the
                                            Bloomberg Barclays U.S. Aggregate Bond
                                            Index.
 MetLife Mid Cap Stock Index Portfolio      Seeks to track the performance of the
                                            Standard & Poor's MidCap 400(R) Composite
                                            Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio       Seeks to track the performance of the MSCI
                                            EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio    Seeks to track the performance of the Russell
                                            2000(R) Index.
 MetLife Stock Index Portfolio              Seeks to track the performance of the
                                            Standard & Poor's 500(R) Composite Stock
                                            Price Index.
 MFS(R) Total Return Portfolio              Seeks a favorable total return through
                                            investment in a diversified portfolio.
 MFS(R) Value Portfolio                     Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
                                            of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 DEUTSCHE VARIABLE
 SERIES I -- CLASS A

 Deutsche CROCI(R) International VIP        Seeks long-term growth of capital.



                    FUND                            INVESTMENT ADVISER/SUBADVISER
------------------------------------------- ---------------------------------------------
 MFS(R) Research International Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Morgan Stanley Mid Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Morgan Stanley Investment
                                            Management Inc.
 PIMCO Total Return Portfolio               Brighthouse Investment Advisers, LLC
                                            Subadviser: Pacific Investment Management
                                            Company LLC
 T. Rowe Price Large Cap Value Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 BRIGHTHOUSE FUNDS TRUST
 II -- CLASS A

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 Brighthouse/Artisan Mid Cap Value          Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: Artisan Partners Limited
                                            Partnership
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Wellington Management
                                            Company LLP
 MetLife Aggregate Bond Index Portfolio     Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Mid Cap Stock Index Portfolio      Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife MSCI EAFE(R) Index Portfolio       Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Russell 2000(R) Index Portfolio    Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MetLife Stock Index Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: MetLife Investment Advisors,
                                            LLC
 MFS(R) Total Return Portfolio              Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 MFS(R) Value Portfolio                     Brighthouse Investment Advisers, LLC
                                            Subadviser: Massachusetts Financial Services
                                            Company
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
                                            Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
                                            Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 DEUTSCHE VARIABLE
 SERIES I -- CLASS A

 Deutsche CROCI(R) International VIP        Deutsche Investment Management Americas
                                            Inc.

                   FUND                                 INVESTMENT OBJECTIVE
----------------------------------------- ------------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                  Seeks to obtain high total return with
                                          reduced risk over the long term by allocating
                                          its assets among stocks, bonds, and
                                          short-term instruments.
 Contrafund(R) Portfolio                  Seeks long-term capital appreciation.
 Government Money Market Portfolio        Seeks as high a level of current income as is
                                          consistent with preservation of capital and
                                          liquidity.
 Growth Portfolio                         Seeks to achieve capital appreciation.
 T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.

 T. Rowe Price Government Money Fund      Seeks preservation of capital, liquidity, and,
                                          consistent with these, the highest possible
                                          current income.
 T. ROWE PRICE GROWTH STOCK FUND,         Seeks long-term capital growth through
 INC.                                     investments in stocks.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   Seeks long-term growth of capital through
                                          investments primarily in the common stocks
                                          of established, non-U.S. companies.
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Seeks long-term capital appreciation.



                   FUND                           INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------------
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS

 Asset Manager Portfolio                  Fidelity Management & Research Company
                                          Subadvisers: FMR Co., Inc.; Fidelity
                                          Investments Money Management, Inc.
 Contrafund(R) Portfolio                  Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 Government Money Market Portfolio        Fidelity Management & Research Company
                                          Subadviser: Fidelity Investments Money
                                          Management, Inc.
 Growth Portfolio                         Fidelity Management & Research Company
                                          Subadviser: FMR Co., Inc.
 T. ROWE PRICE GOVERNMENT MONEY
 FUND, INC.

 T. Rowe Price Government Money Fund      T. Rowe Price Associates, Inc.
 T. ROWE PRICE GROWTH STOCK FUND,         T. Rowe Price Associates, Inc.
 INC.
 T. ROWE PRICE INTERNATIONAL FUNDS,
 INC.

 T. Rowe Price International Stock Fund   T. Rowe Price Associates, Inc.
                                          Subadviser: T. Rowe Price International Ltd
 THE ALGER PORTFOLIOS -- CLASS I-2

 Alger Small Cap Growth Portfolio         Fred Alger Management, Inc.

DISTRIBUTOR


The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


ADDITIONAL INFORMATION


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Series of the Separate Account and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Separate Account invests, and it is possible the Funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Separate Account will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.


Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


FINANCIAL STATEMENTS


The financial statements of the Separate Account are attached. Upon request, the financial statements of BLIC will be sent to you without charge.

APPENDIX B

FUNDS AVAILABLE WITH YOUR CONTRACT




If you purchased the FLEXIBLE VALUE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse Small Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio

--------------------------------------------------------------------------------

If you purchased the SECUR ANNUITY, the following portfolios are available:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse Small Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Government Money Market Portfolio



T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

     T. Rowe Price Government Money Fund



T. ROWE PRICE GROWTH STOCK FUND, INC.


T. ROWE PRICE INTERNATIONAL FUNDS, INC.

     T. Rowe Price International Stock Fund

--------------------------------------------------------------------------------

If you purchased the ULTIMATE ANNUITY, the following portfolios are available:



AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund

BRIGHTHOUSE FUNDS TRUST I -- CLASS A

     Brighthouse Small Cap Value Portfolio

     Invesco Small Cap Growth Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     PIMCO Total Return Portfolio

     T. Rowe Price Large Cap Value Portfolio



BRIGHTHOUSE FUNDS TRUST II -- CLASS A

     BlackRock Bond Income Portfolio

     BlackRock Capital Appreciation Portfolio

     Brighthouse/Artisan Mid Cap Value Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     MetLife Aggregate Bond Index Portfolio

     MetLife Mid Cap Stock Index Portfolio

     MetLife MSCI EAFE(R) Index Portfolio

     MetLife Russell 2000(R) Index Portfolio

     MetLife Stock Index Portfolio

     MFS(R) Total Return Portfolio

     MFS(R) Value Portfolio

     Neuberger Berman Genesis Portfolio

     T. Rowe Price Large Cap Growth Portfolio

     T. Rowe Price Small Cap Growth Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio



DEUTSCHE VARIABLE SERIES I -- CLASS A

     Deutsche CROCI(R) International VIP



FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- INITIAL CLASS

     Asset Manager Portfolio

     Contrafund(R) Portfolio

     Government Money Market Portfolio

     Growth Portfolio



THE ALGER PORTFOLIOS -- CLASS I-2

     Alger Small Cap Growth Portfolio


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